Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [abstract]
Summary of Inventories

	December 31, 2024
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,854,743	(160,149)	2,694,594

	December 31, 2025
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,512,294	(155,791)	3,356,503

Cost of Inventories Recognized as an Expense

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Cost of revenue	17,723,687	19,834,784	21,382,972
Gain on disposal of scrapped materials	—	(56,959)	(53,486)
Loss on abandonment	2,483	102	15,356
Allowance for (reversal of) inventory valuation and obsolescence loss	80,633	(26,114)	(4,358)
	17,806,803	19,751,813	21,340,484